Condensed Interim Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities
Net loss	$ (4,454)	$ (6,143)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	751	857
Write-down of obsolete inventory	2,710	2,460	$ 2,817
Changes in marketable securities and exchange rate differences	(168)	(40)
Share-based compensation expense	1,805	1,689
Deferred taxes, net	(162)	234
Changes in assets and liabilities:
Accounts receivable - trade	(7,200)	1,078
Accounts receivable - other	(1,989)	1,940
Change in liability for employees' severance benefits, net	184	126
Inventories	(20,911)	(2,368)
Trade accounts payable	14,281	1,950
Other accounts payable and accrued expenses	(1,044)	1,714
Net cash provided by (used in) operating activities	(16,197)	3,497
Cash flows from investing activities
Proceeds from maturity of short-term bank deposits	6,000	0
Investment in property, plant and equipment	(824)	(882)
Investment in intangible assets	(1,850)	(245)
Proceeds from maturity of marketable securities	4,963	33,925
Purchases of marketable securities	(2,246)	(33,649)
Net cash provided by (used in) investing activities	6,043	(851)
Cash flows from financing activities
Purchase of treasury shares	0	(1,659)
Net cash used in financing activities	0	(1,659)
Effect of exchange rate changes on cash balances held	144	31
Increase (decrease) in cash and cash equivalents	(10,010)	1,018
Cash and cash equivalents at beginning of period	35,156	51,283	51,283
Cash and cash equivalents at end of period	25,146	52,301	$ 35,156
Supplementary cash flow information Non-cash transactions:
Additions of right of use assets and lease liabilities	764	498
Termination of lease agreements	(24)	(44)
Investments in property, plant and equipment	116	7
Non-cash transactions	$ 856	$ 461